Label	Element	Value
(Allspring Emerging Markets Equity Income - Administrator class) | (Emerging Markets Equity Income Fund)
Prospectus:	rr_ProspectusTable
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. The Fund’s Regulatory Benchmark is a broad-based index that represents the overall securities markets relative to the Fund’s asset category while the Fund’s Strategy Benchmark is most closely aligned with the Fund’s investment universe based on its investment strategy.  Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2023
(Allspring Emerging Markets Equity Income - Administrator class) | (Emerging Markets Equity Income Fund) | MSCI Emerging Markets Index (Net) (USD) (Strategy Benchmark) (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	9.83%
5 Years	rr_AverageAnnualReturnYear05	3.68%
10 Years	rr_AverageAnnualReturnYear10	2.66%
(Allspring Emerging Markets Equity Income - Administrator class) | (Emerging Markets Equity Income Fund) | MSCI Emerging Markets High Dividend Yield Index (Net) (USD) (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	18.67%
5 Years	rr_AverageAnnualReturnYear05	3.00%
10 Years	rr_AverageAnnualReturnYear10	1.53%
(Allspring Emerging Markets Equity Income - Administrator class) | (Emerging Markets Equity Income Fund) | MSCI ACWI ex USA Index (Net) (Regulatory Benchmark) (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	15.62%
5 Years	rr_AverageAnnualReturnYear05	7.08%
10 Years	rr_AverageAnnualReturnYear10	3.83%
(Allspring Emerging Markets Equity Income - Administrator class) | (Emerging Markets Equity Income Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.03%
5 Years	rr_AverageAnnualReturnYear05	3.45%
10 Years	rr_AverageAnnualReturnYear10	2.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2012
(Allspring Emerging Markets Equity Income - Administrator class) | (Emerging Markets Equity Income Fund) | Administrator Class | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	10.92%
5 Years	rr_AverageAnnualReturnYear05	3.01%
10 Years	rr_AverageAnnualReturnYear10	1.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2012
(Allspring Emerging Markets Equity Income - Administrator class) | (Emerging Markets Equity Income Fund) | Administrator Class | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.08%
5 Years	rr_AverageAnnualReturnYear05	2.79%
10 Years	rr_AverageAnnualReturnYear10	1.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2012